NET LOSS PER SHARE - Anti-dilutive Securities (Details) - shares	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Incremental shares on share options, share grant, and RSU grant
NET LOSS PER SHARE
Antidilutive securities not included in the computation of diluted net loss per share	191,073	1,305,736